Share-Based Compensation - Summary of Phantom and Incentive Unit Awards Activity (Details) - Phantom and Incentive Unit Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares or Units
Non-vested at the beginning of the period (in shares)	2,953,947	2,664,438
Granted (in shares)	1,236,322	1,713,192
Vested (in shares)	(1,140,423)	(1,062,382)
Forfeited (in shares)	(617,773)	(361,301)
Non-vested at the end of the period (in shares)	2,432,073	2,953,947
Weighted- Average Grant-Date Fair Value (Per Share or Unit)
Non-vested at the beginning of the period (in dollars per share)	$ 8.97	$ 10.76
Granted (in dollars per share)	16.11	8.52
Vested (in dollars per share)	9.74	11.62
Forfeited (in dollars per share)	9.39	12.29
Non-vested at the end of the period (in dollars per share)	$ 12.13	$ 8.97
Aggregate Intrinsic Value	$ 24	$ 33	$ 24